Debt - Summary of short-term and long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	€ 10,958	€ 2,635	[1]
Long-term debt	22,624	11,068	[1]
Borrowings	33,582	13,703		€ 11,696
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	13,638	6,545
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	8,986	4,523
Notes
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	1,782	270
Long-term debt	16,711	7,800
Borrowings	18,493	8,070
Notes | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	8,776	3,864
Notes | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,935	3,936
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	7,697	920
Long-term debt	3,114	1,803
Borrowings	10,811	2,723
Borrowings from banks | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,079	1,628
Borrowings from banks | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	35	175
Asset backed financing
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	420	260
Long-term debt	573	0
Borrowings	993	260
Asset backed financing | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	523	0
Asset backed financing | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	50	0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	431	339
Long-term debt	2,055	1,465
Borrowings	2,486	1,804
Lease liabilities | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,090	1,053
Lease liabilities | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	965	412
Other debt
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	628	846
Long-term debt	171	0
Borrowings	799	846
Other debt | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	170	0
Other debt | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 1	€ 0

[1]	Refer to Note 3, Scope of consolidation